Security Federal Corporation Condensed Financial Statements (Parent Company Only) (Condensed Statements of Income Data) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income:
SEC Schedule, 12-04, Cash Dividends Paid to Registrant, Subsidiaries and Equity Method Investees									$ 6,400,000	$ 6,400,000	$ 6,000,000
Interest Income	$ 8,763,000	$ 8,507,000	$ 8,029,000	$ 7,774,000	$ 7,620,000	$ 7,752,000	$ 7,412,000	$ 7,004,000	33,072,075	29,786,905	28,387,623
Miscellaneous Income	1,811,000	2,070,000	1,744,000	2,044,000	1,552,000	2,362,000	1,433,000	1,997,000	7,669,146	7,344,283	6,400,923
Expenses:
Interest Expense	1,565,000	1,430,000	1,286,000	1,169,000	1,103,000	1,097,000	1,017,000	958,000	5,449,419	4,175,301	3,515,792
Other Expenses									5,086,386	4,897,871	4,817,220
Income Before Income Taxes	1,821,000	2,579,000	2,247,000	2,130,000	1,831,000	2,348,000	1,961,000	2,214,000	8,776,747	8,353,800	7,845,136
Income Tax Benefit	271,000	471,000	427,000	400,000	316,000	445,000	483,000	585,000	1,569,526	2,435,460	1,920,480
Net Income	$ 1,550,000	$ 2,108,000	$ 1,820,000	$ 1,730,000	$ 909,000	$ 1,903,000	$ 1,478,000	$ 1,629,000	7,207,221	5,918,340	5,924,656
Preferred Stock Dividends									0	0	(422,889)
Preferred Stock Redemption Discount									0	0
Net Income Available To Common Shareholders									7,207,221	5,918,340	6,161,767
Parent Company [Member]
Income:
Equity in Earnings of Security Federal Bank									1,523,443	136,682	410,959
Interest Income									0	118,725	0
Miscellaneous Income									21,235	15,807	21,530
Total Income									7,944,678	6,671,214	6,432,489
Expenses:
Interest Expense									916,832	1,057,065	688,750
Other Expenses									11,099	14,349	69,603
Total Expenses									927,931	1,071,414	758,353
Income Before Income Taxes									7,016,747	5,599,800	5,674,136
Income Tax Benefit									(190,474)	(318,540)	(250,520)
Net Income									7,207,221	5,918,340	5,924,656
Preferred Stock Dividends									0	0	(422,889)
Preferred Stock Redemption Discount									0	0
Net Income Available To Common Shareholders									$ 7,207,221	$ 5,918,340	$ 6,161,767